ORGANIZATIONAL AND GOING CONCERN (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
State Country Name	Delaware
Date of Incorporation	Jun. 01, 2017
Common stock issued as consideration value, price per share	$ 0.025	$ 0.001
Common Stock, Shares Issued	10,204,000	9,000,000
Common Stock, Par Value	$ 0.0001	$ 0.0001
January and February, 2018 [Member] | Various investor [Member]
Common stock issued as consideration value, price per share	$ 0.025
Common Stock, Shares Issued	1,204,000